UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number                                                                                                        811-21750
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
Kayne Anderson Capital Advisors, L.P., 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067

(Name and address of agent for service)
Registrant’s telephone number, including area code:                                                                               (310) 556-2721
Date of fiscal year end:              November 30th
Date of reporting period:           February 28, 2006

Item 1: Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006
(amounts in 000’s)
(UNAUDITED)

No. of
Description	Shares/Units	Value

Long-Term Investments — 125.5%
Equity Investments — 112.3%
United States — 79.1%
MLP (a)(b) — 29.1%
Atlas Pipeline Partners, L.P.	192	$8,033
Calumet Specialty Products Partners, L.P. (c)	152	3,598
Copano Energy, L.L.C.	30	1,209
Crosstex Energy, L.P.	122	4,497
DCP Midstream Partners, LP	53	1,455
Enbridge Energy Partners, L.P.	86	3,862
Energy Transfer Partners, L.P.	176	6,269
Enterprise Products Partners L.P. (d)	2,188	53,123
Ferrellgas Partners, L.P.	216	4,839
Global Partners LP	127	2,669
Hiland Partners, LP	32	1,296
Holly Energy Partners, L.P.	111	4,444
Inergy, L.P.	213	5,817
K-Sea Transportation Partners L.P.	28	974
Magellan Midstream Partners, L.P.	388	12,212
Martin Midstream Partners L.P.	214	6,370
Natural Resource Partners L.P.	137	7,060
Northern Border Partners, L.P.	188	9,043
Pacific Energy Partners, L.P. (e)	1,000	30,524
Penn Virginia Resource Partners, L.P.	181	10,463
Plains All American Pipeline, L.P.	321	14,370
Regency Energy Partners LP (c)	227	4,563
Sunoco Logistics Partners L.P.	141	6,022
TC PipeLines, LP	94	3,275
Teekay LNG Partners L.P.	103	3,125
TEPPCO Partners, L.P.	122	4,452
TransMontaigne Partners L.P.	47	1,188
U.S. Shipping Partners L.P.	67	1,528
Valero L.P.	262	13,626

		229,906

MLP Affiliate — 27.7%
Atlas America, Inc.(d)(f)	60	4,030
Crosstex Energy, Inc.	356	28,289
Enbridge Energy Management, L.L.C. (g)	334	15,395
Energy Transfer Equity, L.P. (b)(c)	756	16,620
Enterprise GP Holdings L.P. (b)	245	9,743
Inergy Holdings, L.P. (b)	46	1,550
Kinder Morgan, Inc.	373	34,588
Kinder Morgan Management, LLC (g)	2,081	91,020
Magellan Midtream Holdings, L.P.(b)(c)	413	9,621
MarkWest Hydrocarbon, Inc.	84	1,911
ONEOK, Inc.	30	918
Penn Virginia Corporation	75	4,608
TransMontaigne Inc. (f)	72	545

		218,838

Marine Transportation — 13.1%
Aries Maritime Transport Limited	434	6,127
Arlington Tankers Ltd.	600	13,703
Diana Shipping Inc.	263	3,077
Double Hull Tankers, Inc. (c)	872	11,664
DryShips Inc.	269	2,965
Eagle Bulk Shipping Inc.	84	1,091
Frontline Ltd.	150	5,786
Genco Shipping & Trading Limited	628	10,252
General Maritime Corporation	417	15,264
Knightsbridge Tankers Limited	78	1,956
Maritrans Inc.	35	797

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 28, 2006
(amounts in 000’s)
(UNAUDITED)

No. of
Description	Shares/Units	Value

Marine Transportation (continued)
Nordic American Tanker Shipping Limited	69	$2,064
Overseas Shipholding Group, Inc.	54	2,705
Quintana Maritime Limited	243	2,322
Seaspan Corporation	434	8,653
Ship Finance International Limited	264	4,837
Top Tankers Inc.	68	879
Tsakos Energy Navigation Limited	259	9,318

		103,460

Coal — 7.1%
Alpha Natural Resources, Inc. (f)	183	3,907
Arch Coal, Inc. (d)	309	22,569
CONSOL Energy Inc.	112	7,170
Foundation Coal Holdings, Inc.	154	6,164
International Coal Group, Inc. (f)	40	342
Massey Energy Company	252	9,363
Peabody Energy Corporation	137	6,623

		56,138

Royalty Trust — 1.7%
BP Prudhoe Bay Royalty Trust	36	2,410
Cross Timbers Royalty Trust	23	1,046
Hugoton Royalty Trust	60	2,039
Permian Basin Royalty Trust	323	5,123
San Juan Basin Royalty Trust	71	2,824

		13,442

Other Energy — 0.4%
CNX Gas Corporation (f)	133	2,854

Total United States (Cost $617,883)		624,638

Canada — 33.2%
Royalty Trust — 33.2%
ARC Energy Trust	799	18,587
Baytex Energy Trust	239	4,099
Bonavista Energy Trust	776	23,520
Canadian Oil Sands Trust	110	15,046
Canetic Resources Trust	905	17,685
Crescent Point Energy Trust	1,190	22,927
Daylight Energy Trust	108	1,073
Enerplus Resources Fund	398	20,151
Esprit Energy Trust	804	8,243
Fairborne Energy Trust	117	1,584
Focus Energy Trust	22	442
Fording Canadian Coal Trust (d)	341	13,924
Harvest Energy Trust	623	18,158
Ketch Resources Trust	1,430	13,612
Penn West Energy Trust	544	18,720
Peyto Energy Trust	983	20,330
PrimeWest Energy Trust	685	20,067
Sequoia Oil & Gas Trust	738	11,221
Thunder Energy Trust	495	4,395
Vermilion Energy Trust	62	1,675
Westshore Terminals Income Fund	25	273
Zargon Energy Trust	250	6,455

		262,187

Other — 0.0%
Tristar Oil & Gas Ltd. (f)	16	90

Total Canada (Cost $247,480)		262,277

Total Equity Investments (Cost $865,363)		886,915

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 28, 2006
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Fixed Income Investments —13.2%
United States — 11.8%
MLP Affiliate — 0.5%
TransMontaigne Inc.	9.125%	06/01/10	$4,000	$4,110

Marine Transportation — 1.2%
OMI Corporation	7.625	12/01/13	4,000	4,100
Overseas Shipholding Group, Inc.	8.750	12/01/13	2,000	2,225
Overseas Shipholding Group, Inc.	8.250	03/15/13	3,000	3,199

				9,524

Coal — 0.5%
Alpha Natural Resources, Inc.	10.000	06/01/12	3,550	3,905

Other Energy — 9.6%
Carrizo Oil and Gas Company	(h)	07/21/10	14,946	15,357
Clayton Williams Energy, Inc.	7.750	08/01/13	10,000	9,850
El Paso Corporation	(i)	11/23/09	15,110	15,299
NRG Energy, Inc.	7.250	02/01/14	1,500	1,537
Petrohawk Energy Corporation	(j)	07/28/10	5,500	5,548
Swift Energy Company	7.625	07/15/11	250	258
Targa Resources, Inc.	8.500	11/01/13	19,500	20,670
Targa Resources, Inc.	(k)	10/31/11	1,355	1,368
Targa Resources, Inc.	(l)	10/31/12	5,645	5,702

				75,589

Total United States (Cost $92,086)				93,128

Canada — 1.4%
Royalty Trust — 1.4%
Baytex Energy Ltd.	9.625	07/15/10	1,000	1,060
Harvest Operations Corp.	7.875	10/15/11	10,000	9,975

Total Canada (Cost $11,091)				11,035

Total Fixed Income Investments (Cost $103,177)				104,163

Total Long-Term Investments (Cost $968,540)				991,078

Short-Term Investment — 10.4%
Repurchase Agreement - 10.4%
Bear, Stearns & Co. Inc. (Agreement dated 02/28/06 to be repurchased at $82,152), collateralized by $84,242 in U.S. Government and Agency Securities (Cost $82,141)	4.500	03/01/06		82,141

Total Investments — 135.9% (Cost $1,050,681)				1,073,219

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 28, 2006
(amounts in 000’s, except option contracts written)
(UNAUDITED)

	No. of
Description	Contracts	Value
Liabilities

Option Contracts Written (f)
United States
MLP
Enterprise Products Partners L.P., call option expiring 03/18/06 @ $25.00	2,000	$(30)

Coal
Arch Coal, Inc., call option expiring 03/18/06 @ $75.00	500	(75)

Total United States (Premiums received $169)		(105)

Canada
Royalty Trust
Fording Canadian Coal Trust, call option expiring 06/17/06 @ $40.00	700	(196)
Fording Canadian Coal Trust, put option expiring 06/17/06 @ $40.00	700	(189)

Total Canada (Premiums received $485)		(385)

Total Options Contracts Written (Premiums received $654)		(490)

	No. of
	Units
Securities Sold Short
MLP
Alliance Resource Partners, L.P.	35	(1,282)
AmeriGas Partners, L.P.	1	(34)

Total Securities Sold Short (Cash proceeds recevied $1,370)		(1,316)

Other Liabilities		(13,434)

Total Liabilities		(15,240)
Unrealized Appreciation on Interest Rate Swap Contracts		2,442
Other Assets		29,230

Total Other Assets in Excess of Liabilities		16,432

Preferred Stock at Redemption Value		(300,000)

Net Assets Applicable to Common Stockholders		$789,651

(a)	Includes Limited Liability Companies.

(b)	Security is treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. In order to qualify as a RIC for tax purposes the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Security is currently non-income producing; expected to pay distributions in the next 12 months.

(d)	Security or a portion thereof is segregated as collateral on options contracts written or securities sold short.

(e)	Fair valued securities, restricted from public sale. The Fund negotiates certain aspects of the method and timing of its rights to dispose of these investments, including registration rights and related costs.

(f)	Security is non-income producing.

(g)	Distributions are paid in kind.

(h)	Floating rate second lien credit facility. Security pays interest at a rate of LIBOR + 600 basis points (10.57% as of February 28, 2006).

(i)	Floating rate senior secured term loan. Security pays interest at a rate of LIBOR + 275 basis points (7.22% as of February 28, 2006).

(j)	Floating rate second lien credit facility. Security pays interest at a rate of LIBOR + 450 basis points (9.07% as of February 28, 2006).

(k)	Floating rate synthetic letter of credit facility. Security pays interest at a rate of LIBOR + 225 basis points (6.78% as of February 28, 2006).

(l)	Floating rate senior secured term loans. Securities pay interest at a rate of LIBOR + 250 basis points (6.66%-6.92% as of February 28, 2006).

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONCLUDED)
FEBRUARY 28, 2006
(amounts in 000’s)
(UNAUDITED)
Certain of the Fund’s investments are restricted as to resale and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of units held, the acquisition date, aggregate cost and fair value as of February 28, 2006, value per unit of such security, percent of net assets applicable to common stockholders and percent of total assets of which the security comprise.

		Number of	Acquisition			Value Per	Percent of	Percent of
Partnership	Security	Units	Date	Cost	Fair Value	Units	Net Assets(1)	Total Assets
Pacific Energy Partners, L.P.	Common Unit	1,000	09/30/05	$30,756	$30,524	$30.52	3.9%	2.8%

(1)	Applicable to common stockholders.

At February 28, 2006, the identified cost basis of investments for Federal income tax purposes was $1,051,247. At February 28, 2006, gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$46,127
Gross unrealized depreciation	(24,155)

Net unrealized appreciation	$21,972

The cost basis for federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on Form N-CSR on February 8, 2006 with a file number 811-21750.
Other information is also available on the Fund’s website at http://www.kayneetr.com; or on the website of the Securities and Exchange Commission, http://www.sec.gov.

Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ Kevin S. McCarthy Name: Kevin S. McCarthy
Title: Chief Executive Officer
Date: April 28, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy Name: Kevin S. McCarthy
Title: Chief Executive Officer
Date: April 28, 2006

/s/ Terry A, Hart Name: Terry A. Hart
Title: Chief Financial Officer
Date: April 28, 2006